[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 31, 2010

VIA EDGAR

Vince DiStefano

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Long/Short Strategies Fund, LLC

(the “Fund”) (File Nos. 333-151222 and 811-21058)

Dear Mr. DiStefano:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 5 to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).

If you have any questions concerning the foregoing, please call me at (212) 878-3180.

Best Regards,

/s/ Clifford R. Cone

Clifford R. Cone